UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Caerus Global Investors LLC

Address:  712 Fifth Avenue, 19th Floor
          New York, New York 10019

13F File Number: 028-14730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Husar
Title:  Chief Financial Officer
Phone:  212-488-5508


Signature, Place and Date of Signing:

/s/ Matthew Husar               New York, New York              May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               36

Form 13F Information Table Value Total:               $124,143
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

None.



                                                     FORM 13F INFORMATION TABLE
                                                    Caerus Global Investors LLC
                                                           March 30, 2012



COLUMN 1                       COLUMN  2       COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6    COLUMN 7      COLUMN 8

                               TITLE                       VALUE     SHRS OR    SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP      (X$1000)  PRN AMT    PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------                 ---------        ------     --------- --------   ---------  ----------- --------- -----   ------ ----
ABERCROMBIE & FITCH CO         CL A            002896207   4,564        92,000  SH         SOLE        NONE         92,000
AEROPOSTALE                    COM             007865108   2,594       120,000  SH         SOLE        NONE        120,000
APPLE INC                      COM             037833100   1,799         3,000  SH         SOLE        NONE          3,000
ARCOS DORADOS HOLDINGS INC     SHS CLASS -A -  G0457F107   1,990       110,000  SH         SOLE        NONE        110,000
ASBURY AUTOMOTIVE GROUP INC    COM             043436104   1,971        73,000  SH         SOLE        NONE         73,000
BRUNSWICK CORP                 COM             117043109   3,193       124,000  SH         SOLE        NONE        124,000
CINEMARK HOLDINGS INC          COM             17243V102   1,866        85,000  SH         SOLE        NONE         85,000
CONAGRA FOODS INC              COM             205887102   2,101        80,000  SH         SOLE        NONE         80,000
DECKERS OUTDOOR CORP           COM             243537107     939        14,900  SH         SOLE        NONE         14,900
DOMINOS PIZZA INC              COM             25754A201   4,054       111,681  SH         SOLE        NONE        111,681
FAMILY DLR STORES INC          COM             307000109   3,164        50,000  SH         SOLE        NONE         50,000
GAYLORD ENTMT CO NEW           COM             367905106   1,895        61,524  SH         SOLE        NONE         61,524
GILDAN ACTIVEWEAR INC          COM             375916103   2,427        88,104  SH         SOLE        NONE         88,104
GNC HLDGS INC                  COM CL A        36191G107   3,042        87,189  SH         SOLE        NONE         87,189
GREEN MTN COFFEE ROASTERS IN   COM             393122106   1,967        42,000  SH         SOLE        NONE         42,000
GREEN MTN COFFEE ROASTERS IN   COM             393122106     703        15,000      CALL   SOLE        NONE         15,000
HARRY WINSTON DIAMOND CORP     COM             41587B100   3,011       205,000  SH         SOLE        NONE        205,000
HYATT HOTELS CORP              COM CL A        448579102   2,136        50,000  SH         SOLE        NONE         50,000
JACK IN THE BOX INC            COM             466367109   3,247       135,471  SH         SOLE        NONE        135,471
LAS VEGAS SANDS CORP           COM             517834107   6,266       108,834  SH         SOLE        NONE        108,834
LIZ CLAIBORNE INC              COM             539320101   1,202        90,000  SH         SOLE        NONE         90,000
LUMBER LIQUIDATORS HLDGS INC   COM             55003T107   2,420        96,392  SH         SOLE        NONE         96,392
MORGANS HOTEL GROUP CO         COM             61748W108   1,934       390,656  SH         SOLE        NONE        390,656
ORIENT-EXPRESS HOTELS LTD      CL A            G67743107   3,844       376,862  SH         SOLE        NONE        376,862
PENN NATL GAMING INC           COM             707569109   7,832       182,218  SH         SOLE        NONE        182,218
PEPSICO INC                    COM             713448108   8,252       124,377  SH         SOLE        NONE        124,377
PROCTER & GAMBLE CO            COM             742718109   4,667        69,444  SH         SOLE        NONE         69,444
QUIKSILVER INC CMN             COM             74838C106   5,292     1,310,000  SH         SOLE        NONE      1,310,000
ROYAL CARIBBEAN CRUISES LTD    COM             V7780T103   2,989       101,578  SH         SOLE        NONE        101,578
SHUTTERFLY INC                 COM             82568P304   7,269       232,000  SH         SOLE        NONE        232,000
STARBUCKS CORP                 COM             855244109   3,381        60,500  SH         SOLE        NONE         60,500
TARGET CORP                    COM             87612E106   6,945       119,195  SH         SOLE        NONE        119,195
URBAN OUTFITTERS INC           COM             917047102   2,067        71,000  SH         SOLE        NONE         71,000
WALGREEN CO                    COM             931422109   6,916       206,500  SH         SOLE        NONE        206,500
WHOLE FOODS MKT INC            COM             966837106   3,952        47,500  SH         SOLE        NONE         47,500
WMS INDS INC                   COM             929297109   2,249        94,791  SH         SOLE        NONE         94,791



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